Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2014 TWD ($)
Subclassifications of assets, liabilities and equities [abstract]
Cash on hand and petty cash		$ 1,340		$ 1,072
Savings accounts and checking accounts		5,754,845		3,876,568
Time deposits		18,687,898		20,598,630
Cash and cash equivalents	$ 824,699	$ 24,444,083	$ 825,785	$ 24,476,270	$ 25,191,374	$ 30,154,713